February 9, 2018

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	The Guardian Separate Account N – Registration Statement on Form N-6 for Flexible Solutions® VUL (2018)
(File Nos. 811-09725; 333- )

Commissioners:

On behalf of The Guardian Separate Account N (the “Account”), and The Guardian Insurance & Annuity Company, Inc. (“GIAC”) transmitted herewith for filing under the Securities Act of 1933, as amended (the “1933 Act”) and the Investment Company Act of 1940 (the “1940 Act”) is the registration statement on Form N-6 (the “Registration Statement”) for certain variable life insurance policies (File No. 333-            ).

This Registration Statement is being filed pursuant to the 1933 Act and we seek an effective date of May 21, 2018.

GIAC currently has an effective registration statement (File No. 333-188304) on file with the SEC. The current product filing is intended to be the next generation of that product. As such the filings are similar with some changes to the rider line-up. Notably we have added an enhanced cash value rider intended to cover corporate owned multi-life policies, and an accelerated benefit rider, intended to permit early access to the policy’s death benefit in case of the insured’s terminal or chronic illness. While we are not seeking selective review of this filing, we thought that you should know that this policy is closely modeled on an existing product.

Questions or comments regarding this Registration Statement should be directed to the undersigned.

Sincerely,

/s/ Sheri L. Kocen
Sheri L. Kocen
Second Vice President and Counsel
The Guardian Life Insurance Company of America
7 Hanover Square
New York City, NY 10004 (212) 598-7469
(212) 919-2691 (fax) sheri_kocen@glic.com